Fair Value Measurements (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	5 Months Ended	12 Months Ended
	Jun. 10, 2021	Aug. 09, 2019	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Fair Value Measurements (Details) [Line Items]
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Share Value, Amount	$ 86,100				$ 102,700
Share Price (in Dollars per share)	$ 10.87
Foreign Exchange Forward [Member]
Fair Value Measurements (Details) [Line Items]
Derivative, Notional Amount							$ 3,075
Thunder Bridge Acquisition Il, Ltd.[Member]
Fair Value Measurements (Details) [Line Items]
Share Price (in Dollars per share)		$ 9.5
Closing price per share (in Dollars per share)			$ 10.42		$ 13.22
Risk-free interest rate assumption					6 years 8 months 19 days
Contractual period					5 years
Exceeding redemption value (in Dollars per share)					$ 18
Aggregate value of per share (in Dollars per share)		$ 1.57
Closing price (in Dollars per share)					$ 13.22	$ 9.95
Transfers out of level 3 totaling approximately				$ 23,400
Thunder Bridge Acquisition Il, Ltd.[Member] | Private Placement [Member]
Fair Value Measurements (Details) [Line Items]
Sale of public warrants			$ 57,400		$ 97,200
Amount of aggregate value		$ 12,600			97,200	$ 23,400
Thunder Bridge Acquisition Il, Ltd.[Member] | Public Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Amount of aggregate value		$ 31,600			$ 97,200	$ 23,400
Class A Common Stock [Member]
Fair Value Measurements (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)	7,466,891
Class A Common Stock [Member] | Securities Subject to Mandatory Redemption [Member] | Common Stock [Member]
Fair Value Measurements (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)	7,466,891
Common Class V [Member]
Fair Value Measurements (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)	454,077
Common Class V [Member] | Securities Subject to Mandatory Redemption [Member] | Common Stock [Member]
Fair Value Measurements (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)	454,077